Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies

The Company contracts with various organizations to conduct research and development activities. In addition, the Company is a party to a lease covering 7,580 square feet of space in Cincinnati, Ohio that expires in June 2018. Total rent expense for all operating leases in 2016 and 2015 was $214,595 and $160,221 respectively. The lease agreement contains free rent, escalating rent payments and reimbursement for tenant improvements that amounted to $46,390 in fiscal 2016. Rent expense is recorded on the straight-line basis over the initial terms with the differences between rent expense and rent payments recorded as deferred rent. As of December 31, 2016 and 2015, the Company had deferred rent of $49,209 and $8,486, respectively, which is included in accrued expenses in the accompanying balance sheets. As of December 31, 2016, non-cancelable future minimum lease payments under the existing operating lease were $157,418. In addition, as of December 31, 2016, future payments related to other operating commitments arising from contracts related to research and development activities were $2,761,501 due in 2017.

	2017	2018	2019 and Thereafter	Total
Operating leases	$104,440	$52,978	$—	$157,418
All other operating commitments	2,761,501	—	—	2,761,501
Total commitments	$2,865,941	$52,978	$—	$2,918,919